Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Notes Payable

5. Convertible Notes Payable

The Company entered into multiple convertible promissory note agreements in December 2021 (collectively, the “2021 Notes”). Under the 2021 Notes, the Company received $1,300 thousand, which accrues simple interest at a rate of 6.0% per annum and matures in the event of an initial public offering of the Company. Upon maturity of the 2021 Notes, the holders may elect to receive cash payment in full for the outstanding principal and interest or elect a one-year extension at the discretion of the holders of the 2021 Notes.

In the event that the Company issues and sells shares of its capital stock in excess of $10,000 thousand, the outstanding balance of the 2021 Notes and accrued interest may be converted into a fixed number of shares of common stock, subject only to typical anti-dilution provisions for any recapitalization that may occur.

Based on the terms of the 2021 Notes, the Company evaluated the conversion option feature in accordance with ASC 815, Derivatives and Hedging. It provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

At the inception of the 2021 Notes, and at December 31, 2022, the Company determined that an embedded derivative for the conversion feature did not meet the criteria because it met the “indexed to the entity’s own stock” exception and therefore was not required to be bifurcated from the host instrument.

The Company issued additional convertible promissory notes between January and April 2022 with a total principal amount of $4,300 thousand and a one-year maturity (collectively, the “2022 Notes”). The 2022 Notes may be converted at the lesser of a) a 15% discount to the offering price of the Company’s common stock in the event of an initial public offering of the Company or b) the quotient of $200,000 thousand divided by total equity interests prior to the dilution from the offering. The conversion option feature in the 2022 Notes was evaluated in accordance with ASC 815, and a derivative liability for the $538 thousand estimated fair value of the conversion option was recorded at the time the notes were issued and as of December 31, 2022. An offsetting discount on the issuance of the notes was recorded and is being amortized to interest expense over the expected life of the 2022 Notes.

The interest expense, excluding amortization of the discount recorded on the 2022 Notes, on the 2021 and 2022 Notes for the nine months ended September 30, 2023 and 2022, was $65 thousand and $180 thousand, respectively. Accrued interest was outstanding and included within accounts payable and accrued expenses at December 31, 2022.

In February 2023, the Company converted the principal and interest on $3,700 thousand of principal value of the 2022 Notes into 799,603 shares of Series “B” Preferred Stock. In April 2023, the Company also converted the principal and interest on $1,300 thousand of principal value of the 2021 Notes and $300 thousand of principal value on the 2022 Notes into 353,713 shares of Series “B” Preferred Stock. In September 2023, the Company converted the principal and interest on $300 thousand of principal value of the 2022 Notes into 66,077 shares of Series “B” Preferred Stock. No interest was outstanding and included within accounts payable and accrued expenses at September 30, 2023.

The convertible debt balances consisted of the following at September 30, 2023, and December 31, 2022:

(in thousands)	September 30, 2023	December 31, 2022
Convertible notes principal	$—	$5,600
Convertible notes discount	—	(149)
Convertible notes payable, net of discount	$—	$5,451

5. Convertible Notes Payable

The Company entered into multiple convertible promissory note agreements in December 2021 (collectively the “2021 Notes”). Under the 2021 Notes, the Company received $1,300 thousand, which accrues simple interest at a rate of 6.0% per annum and matures in the event of an initial public offering of the Company. Upon maturity of the 2021 Notes, the holders may elect to receive cash payment in full for the outstanding principal and interest or elect a one-year extension at the discretion of the holders of the 2021 Notes.

In the event that the Company issues and sells shares of its capital stock in excess of $10,000 thousand, the outstanding balance of the 2021 Notes and accrued interest may be converted into a fixed number of shares of common stock, subject only to typical anti-dilution provisions for any recapitalization that may occur.

Based on the terms of the 2021 Notes, the Company evaluated the conversion option feature in accordance with ASC 815 Derivatives and Hedging. It provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

At the inception of the 2021 Notes, and at December 31, 2021 and 2022, the Company determined that an embedded derivative for the conversion feature did not meet the criteria because it met the “indexed to the entity’s own stock” exception and therefore was not required to be bifurcated from the host instrument.

The Company issued additional convertible promissory notes between January and April 2022 with a total principal amount of $4,300 thousand and a one-year maturity (collectively the “2022 Notes”). The 2022 Notes may be converted at the lesser of a) a 15% discount to the offering price of the Company’s common stock in the event of an initial public offering of the Company or b) the quotient of $200,000 thousand divided by total equity interests prior to the dilution from the offering. The conversion option feature in the 2022 Notes was evaluated in accordance with ASC 815, and a derivative liability for the $538 thousand estimated fair value of the conversion option was recorded at the time the notes were issued and as of December 31, 2022. An offsetting discount on the issuance of the notes was recorded and is being amortized to interest expense over the expected life of the 2022 Notes.

The interest expense, excluding amortization of the discount recorded on the 2022 Notes, on the 2021 and 2022 Notes for the years ended December 31, 2022 and 2021, was $265 thousand and $4 thousand, respectively, which was outstanding and included within accounts payable and accrued expenses.

The convertible debt balances consisted of the following at December 31, 2022 and 2021:

	December 31,
(in thousands)	2022	2021
Convertible notes principal	$5,600	$1,300
Convertible notes discount	(149)	—
Convertible notes payable, net of discount	$5,451	$1,300